Reclamation Bond - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	May 25, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Reclamation bonds		$ 10,877
Interest income		60
Gain Loss On Fund		144
Fixed interest rate [member]
Disclosure Of Financial Instruments [Line Items]
Investments In Fund		3,970
Cash and cash equivalents [Member]
Disclosure Of Financial Instruments [Line Items]
Investments In Fund		5,431
Equity investments [member]
Disclosure Of Financial Instruments [Line Items]
Investments In Fund		$ 1,476
Rye Patch [member]
Disclosure Of Financial Instruments [Line Items]
Reclamation bonds	$ 16,047
Percentage value of collateral to acquired reclamation bonds	25.00%	10.00%
Reduction in reclamation bonds		$ 5,086